Condensed Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Aug. 29, 2015	Aug. 30, 2014
Operating activities:
Net income including noncontrolling interests	$ 144,090	$ 28,185
Depreciation and amortization	11,061	9,123
Other adjustments, net	(1,036)	649
Net cash provided by operations	154,115	37,957
Investing activities:
Purchase of investments	(80,668)	(43,709)
Sales of investments	43,942	41,926
Investment in joint venture	(18,000)	(3,010)
Purchases of property, plant and equipment	(15,266)	(20,524)
Payments received on notes receivable and from affiliates	107	745
Net proceeds from disposal of property, plant and equipment	171	86
Net cash used in investing activities	(69,714)	(24,486)
Financing activities:
Proceeds from issuance of common stock from treasury, net (including tax benefit on nonqualifying disposition of incentive stock options)		60
Distributions to noncontrolling interests	(10)	(429)
Principal payments on long-term debt	(8,310)	(2,625)
Payments of dividends	(15,380)	(10,446)
Net cash used in financing activities	(23,700)	(13,440)
Net change in cash and cash equivalents	60,701	31
Cash and cash equivalents at beginning of period	8,667	14,521
Cash and cash equivalents at end of period	$ 69,368	$ 14,552